Issued Capital (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Beginning of the year	$ 156,632,636
Movement during the year (in shares)	176,520,600	326,945,962
Movement during the year	$ 4,071,118	$ 12,722,308
End of the year	$ 160,703,754	$ 156,632,636
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance (in shares)	860,837,432	533,891,470	533,891,470
Beginning of the year	$ 156,632,636	$ 143,910,328	$ 144,018,006
Movement during the year (in shares)	176,520,600	326,945,962
Movement during the year	$ 4,071,118	$ 12,722,308	$ (107,678)	$ (159,564)
Balance (in shares)	1,037,358,032	860,837,432	533,891,470	533,891,470
End of the year	$ 160,703,754	$ 156,632,636	$ 143,910,328	$ 144,018,006